Annual Total Returns- JPMorgan Insurance Trust Core Bond Portfolio (Class 2 Shares) [BarChart] - Class 2 Shares - JPMorgan Insurance Trust Core Bond Portfolio - Class 2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	7.21%	5.07%	(1.74%)	4.71%	0.86%	1.84%	3.30%	(0.23%)	7.87%	7.68%